Finance Results - Summary of Finance Results (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial results [abstract]
Interest on debt	R$ (1,787,347)	R$ (1,835,474)	R$ (1,287,842)
Monetary and exchange rate variation	(198,858)	865,158	(1,642,998)
Derivatives and fair value measurement	(34,738)	(1,463,395)	1,258,308
Amortization of borrowing costs	(38,886)	(73,832)
Discounts obtained from financial operations		85,962
Guarantees and warranties on debt	(157,512)	(50,819)	(23,708)
Cost of gross debt	(2,217,341)	(2,472,400)	(1,696,240)
Income from financial investment and exchange rate in cash and cash equivalents	578,611	534,657	345,252
Income from investment less gross debt	578,611	534,657	345,252
Cost of debt, net	(1,638,730)	(1,937,743)	(1,350,988)
Interest on other receivables	120,030	263,180	170,673
Monetary variation on leases and concessions agreements	(244,198)	(296,118)	(180,311)
Monetary variation on leases	(131,185)	(207,686)	(117,589)
Bank charges and others	(355,195)	(314,014)	(143,445)
Advances on real state credits	(20,171)	(39,671)	(40,392)
Interest on contingencies and contracts	(52,667)	(91,977)	(85,551)
Interest on other liabilities	(409,697)	(414,540)	(470,712)
Interest on shareholders' equity	(16,883)	(9,448)	(7,578)
Exchange variation	(2,803)	(7,759)	41,427
Other charges and monetary variations net	(1,112,769)	(1,118,033)	(833,478)
Financial results, net	(2,751,499)	(3,055,776)	(2,184,466)
Finance expense	(3,704,515)	(3,673,356)	(2,637,317)
Finance income	870,739	1,102,918	576,614
Exchange variation	(199,777)	997,109	(746,058)
Derivatives	282,054	(1,482,447)	622,295
Financial results, net	R$ (2,751,499)	R$ (3,055,776)	R$ (2,184,466)